Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan Expense		$ 6.9	$ 6.8	$ 7.0
Other deferred employee benefit plans		16.6	18.5
Defined benefit plan, fair value of plan assets		638.9	559.7
Contribution to the pension plan fund	10.6	48.0	45.9	43.9
Anticipated minimum required pension contribution funding		68
Anticipated minimum required pension contribution funding for the remaining nine months of 2014	57
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Expected Return On Plan Assets Percentage		6.50%
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Expected Return On Plan Assets Percentage		8.00%
Pension Benefits for Canadian plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Expected Return On Plan Assets Percentage		6.50%	6.50%	7.00%
Defined benefit plan, benefit obligation		55	60
Defined benefit plan, fair value of plan assets		47.0	48.0
Pension Benefits for U.S. plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Expected Return On Plan Assets Percentage		8.20%	8.75%	8.75%
Other Postretirement Benefits for Canadian plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, benefit obligation		15	16
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, benefit obligation		842	930	856
Defined benefit plan, fair value of plan assets		639.0	560.0	497.0
Net actuarial gains (losses) expected to be amortized from accumulated other comprehensive income (loss)		(10.4)
Prior service costs (credits) expected to be amortized from accumulated other comprehensive income (loss)		0.2
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, benefit obligation		114	130	143
Net actuarial gains (losses) expected to be amortized from accumulated other comprehensive income (loss)		7.9
Prior service costs (credits) expected to be amortized from accumulated other comprehensive income (loss)		$ (1.6)
Scenario, Forecast [Member] | Pension Benefits for Canadian plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Expected Return On Plan Assets Percentage		6.50%
Scenario, Forecast [Member] | Pension Benefits for U.S. plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Expected Return On Plan Assets Percentage		8.00%